Segment Information	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 20 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified five operating segments which are installation and maintenance, housekeeping, senior care services, sales of pharmaceutical products and educational consulting services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the year ended June 30, 2023. These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results are shown as follows for the years ended June 30, 2024, 2023 and 2022:

Revenue	2024	2023	2022
Installation and Maintenance	$29,773,730	$41,177,200	$40,017,962
Housekeeping	15,409,924	17,210,122	16,340,910
Senior care services	4,025,456	6,515,953	7,392,221
Educational consulting services	1,257,045	1,050,397	-
Sales of pharmaceutical products	219,159	2,368,071	-
Total	$50,685,314	$68,321,743	$63,751,093

Cost of revenue	2024	2023	2022
Installation and Maintenance	$22,015,277	$27,989,959	$26,791,434
Housekeeping	13,194,887	14,453,168	13,411,221
Senior care services	2,188,798	4,471,015	4,191,920
Educational consulting services	521,549	671,825	-
Sales of pharmaceutical products	64,207	2,178,131	-
Total	$37,984,718	$49,764,098	$44,394,575

Gross profit	2024	2023	2022
Installation and Maintenance	$7,758,453	$13,187,241	$13,226,528
Housekeeping	2,215,037	2,756,954	2,929,689
Senior care services	1,836,658	2,044,938	3,200,301
Educational consulting services	735,496	378,572	-
Sales of pharmaceutical products	154,952	189,940	-
Total	$12,700,596	$18,557,645	$19,356,518

Sales and marketing expenses	2024	2023	2022
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Sales of pharmaceutical products	-	-	-
Unallocated	21,343,126	22,691,231	11,989,919
Total	$21,343,126	$22,691,231	$11,989,919

General and administrative expenses	2024	2023	2022
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Sales of pharmaceutical products	-	-	-
Unallocated	7,443,170	26,230,966	8,219,584
Total	$7,443,170	$26,230,966	$8,219,584

Current assets	2024	2023
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Educational consulting services	808,082	819,311
Sales of pharmaceutical products	1,218,825	1,520,107
Unallocated current assets	106,742,639	81,691,818
Total	$108,769,546	$84,031,236

Non-current assets	2024	2023
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,795,273	5,118,174
Educational consulting services	7,284	17,350
Sales of pharmaceutical products	1,373	649,608
Unallocated non-current assets	65,145,347	68,439,239
Total	$69,949,277	$74,224,371

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.